PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

Property and equipment as of June 30, 2022 and 2021 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2022	June 30, 2021
Office equipment	5	3%	200,947	208,765
Electric equipment	5	3%	26,945	26,091
Less: accumulated depreciation			(224,152)	(231,973)
Property and equipment, net			$3,740	$2,883